Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)		Mar. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for doubtful accounts		$ 1,891,392	$ 1,892,761
Net operating loss carryforward		2,280,696	0
Deferred stock compensation		1,697,536	1,686,671
Accrued liabilities		601,449	746,132
Other		1,765,362	1,785,999
Deferred tax assets		8,236,435	6,111,563
Deferred tax liabilities:
Property and equipment		(40,901,822)	(42,525,793)
Intangible assets		(6,890,355)	(7,662,590)
Unrepatriated foreign earnings		(4,244,437)	(3,451,110)
Other		(80,833)	(142,859)
Deferred tax liabilities		(52,117,447)	(53,782,352)
Net deferred tax liability		(43,881,012)	(47,670,789)
Reflected in accompanying balance sheet as:
Deferred income taxes	[1]	$ (43,881,012)	$ (47,670,789)

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.